NET FINANCE EXPENSE - CHANGE IN FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Gains, Fair value of financial instruments	$ 0
Losses, Fair value of financial instruments	(42,285,000)
Net, fair value of financial instruments	(42,285,000)	$ 0	$ 0
Net foreign exchange gain	49,959,000	55,797,000	212,067,000
Net foreign exchange loss	32,290,000	83,615,000	221,147,000
Net	17,669,000	(27,818,000)	(9,080,000)
Loans and receivables [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	3,771,000	6,805,000	1,822,000
Net foreign exchange loss	(1,979,000)	2,995,000	261,000
Net	1,792,000	3,810,000	2,083,000
Current transactions [member]
Disclosure of financial assets [line items]
Net foreign exchange gain	46,188,000	48,992,000	210,245,000
Net foreign exchange loss	(30,311,000)	80,620,000	221,408,000
Net	$ 15,877,000	$ (31,628,000)	$ (11,163,000)